UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 80.65%
	Alternative - 2.38%
20,493	Grizzly Short Fund		$ 175,214

	Balanced - 12.51%
15,635	FPA Crescent Fund		298,777
30,628	Oakmark Equity & Income Fund		620,521
			919,298

	Blend - 1.89%
7,179	Fairholme Fund		137,265
257	Matthew 25 Fund		1,829
			139,094

	Growth - 12.39%
20,491	Baron Partners Fund		221,915
38	Baron Small Cap Fund		502
887	Legg Mason Opportunity Trust		4,371
2,151	Sequoia Fund, Inc.		187,764
57,700	Vanguard PRIMECAP Core Fund		496,223
			910,775

	International - 30.16%
1,001	Artisan International Value Fund, Investor Shares		15,309
31,836	First Eagle Global Fund		966,228
105,190	IVA Worldwide Fund		1,230,728
280	Third Avenue International Value Fund		2,936
93	Tweedy Browne Global Value Fund		1,319
			2,216,520

	Value - 21.32%
100	Aegis Value Fund		466
180	Brown Advisory Small Cap Value Fund		1,316
11,141	Kinetics Paradigm Fund		144,168
740	Longleaf Partners Fund		11,368
15,817	Pinnacle Value Fund		175,410
75	Presidio Fund		722
18,296	Prospector Capital Appreciation Fund		182,596
37,663	Royce Select Fund		439,909
181	SouthernSun Small Cap Fund		1,425
89	Third Avenue Small Cap Value Fund		1,081
191	Third Avenue Value Fund		5,598
594	Tilson Focus Fund (a)		3,276
27,575	Westport Fund		379,988
27,894	Wintergreen Fund		219,805
			1,567,128

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $5,593,930)		5,928,029

	COMMON STOCKS - 13.46%
	Beverages - 3.03%
1,700	Brown-Forman Corp.		68,170
900	Coca-Cola Co. (The)		39,555
1,350	Diageo PLC, ADR		60,413
1,600	Molson Coors Brewing Co.		54,848
			222,986

	Building Materials - 0.76%
700	Martin Marietta Materials, Inc.		55,510

	Diversified Holding Companies - 1.30%
1,829	Jardine Matheson Holdings, Ltd.		34,385
2,700	Leucadia National Corp. +		40,203
908	Siem Industries, Inc. + (a)		20,839
			95,427

	Food - 1.00%
2,200	Nestle SA		73,810

	Healthcare-Products - 0.43%
600	Johnson & Johnson		31,560

	Insurance - 0.96%
25	Berkshire Hathaway, Inc., Class B +		70,500

	Investment Companies - 0.42%
400	Capital Southwest Corp.		30,556

	Leisure Time - 0.41%
1,000	Shimano, Inc.		30,019

	Oil & Gas Services - 2.07%
400	EOG Resources, Inc.		21,904
857,142	Deep Down, Inc. + ++ (a)		130,286
			152,190

	REITs- 0.43%
4,600	Winthrop Realty Trust		31,786

	Retail - 1.09%
700	McDonald's Corp.		38,199
800	Wal-Mart Stores, Inc.		41,680
			79,879

	Software - 0.88%
281,500	6356095 Canada Inc. (formerly Excapsa Software)+ ++ (a)		33,780
1,700	Microsoft Corp.		31,229
			65,009

	Tobacco - 0.68%
1,400	Philip Morris International, Inc.		49,812

	TOTAL COMMON STOCKS
	(Cost $2,277,862)		989,044

	LIMITED PARTNERSHIP - 5.82%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		427,972

	SHORT-TERM INVESTMENTS - 0.24%
	Money Market Mutual Funds - 0.24%
17,276	Goldman Sachs Financial Square Funds, Government Fund
	(Cost $17,276)		17,276

	TOTAL INVESTMENTS
	(Cost $8,339,068*)	100.17%	$ 7,362,321
	Liabilites in excess of other Assets	-0.17%	(12,912)

	TOTAL NET ASSETS	100.00%	$ 7,349,409

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 8.06% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 8.38% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$102,898
		Unrealized depreciation:	(1,079,645)
		Net unrealized depreciation:	$(976,747)

RIC - Registered Investment Company
ADR - American Depositary Receipts

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)
Level 1- Quoted Prices	6,746,168
Level 2 - Other Significant Observable Inputs	24,115
Level 3 - Significant Unobservable Inputs	592,038
Total	7,362,321

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities ($)
Balance as of 6/30/08	919,663
Realized gain (loss)	-
Change in unrealized (appreciation/depreciation)	(420,454)
Net purchases (sales)	-
Transfers in and/or out of Level 3	92,829
Balance as of 3/31/09	592,038

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2009, the Fund held five securities for which market quotations were not readily available.  The market value of these securities represented 8.38% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/28/09

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

5/28/09